DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Debt Commitment Letter and Equity Facility Investor (Details) - USD ($)	May 15, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 06, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrant		$ 11.50	$ 11.50
Debt Commitment Letter | Penny Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued		2,593,056
Equity Facility
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price		$ 150,000,000
New Dragonfly
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity				$ 8,000,000
New Dragonfly | Debt Commitment Letter
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maturity term	4 years
New Dragonfly | Debt Commitment Letter | Initial lenders | Penny Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issuable on exercise of warrants	3.60%
Warrants term	10 years
New Dragonfly | Debt Commitment Letter | Initial lenders | Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued	1,600,000
Exercise price of warrant	$ 10
Warrants term	5 years
New Dragonfly | Debt Commitment Letter | Term Loan Facility
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity	$ 75,000,000
Quarterly amortization percent per annum	5.00%
New Dragonfly | Equity Facility
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price	$ 150,000,000
Purchase term of common stock	36 months